Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	$ 88.1	$ 79.3	$ 69.5
Warrants	0.0	12.9
Derivative financial liabilities	6.8	21.8
Borrowings	1,078.1	1,526.9
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,191.6	1,689.8
Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	30.9	42.4
Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	2.9	7.4
Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	85.2	71.9
Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	25.8	23.7
Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	94.5	92.6
Warrants | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	12.9
Gold derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	27.3
Oil derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	15.1
Oil derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	5.1	0.0
Foreign currency derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	6.8	0.0
Foreign currency derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	86.0
Copper derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	14.0
Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced - contractor	27.3	68.4
Level 1 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,108.1	1,156.3
Level 1 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	30.9	42.4
Level 1 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 1 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 1 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Level 1 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	0.0	0.0
Level 1 | Warrants | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	0.0
Level 1 | Gold derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	0.0
Level 1 | Oil derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.0
Level 1 | Oil derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	0.0
Level 1 | Foreign currency derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.0
Level 1 | Foreign currency derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	0.0
Level 1 | Copper derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.0
Level 1 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced - contractor	0.0
Level 2 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	0.0	0.0
Level 2 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	0.0	0.0
Level 2 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	2.9	7.4
Level 2 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	85.2	71.9
Level 2 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	25.8	23.7
Level 2 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	0.0	0.0
Level 2 | Warrants | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	12.9
Level 2 | Gold derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	27.3
Level 2 | Oil derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	15.1
Level 2 | Oil derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	5.1	0.0
Level 2 | Foreign currency derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	6.8	0.0
Level 2 | Foreign currency derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	86.0
Level 2 | Copper derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	14.0
Level 2 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced - contractor	0.0	0.0
Level 3 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	83.5	533.5
Level 3 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	0.0	0.0
Level 3 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 3 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 3 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Level 3 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	94.5	92.6
Level 3 | Warrants | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	0.0
Level 3 | Gold derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	0.0
Level 3 | Oil derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.0
Level 3 | Oil derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	0.0
Level 3 | Foreign currency derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.0
Level 3 | Foreign currency derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Warrants	0.0	0.0
Level 3 | Copper derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.0
Level 3 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced - contractor	$ 27.3	$ 68.4